Redemption Payable To Managing Owner (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Redemption Payable To Managing Owner [Abstract]
Redemption payable	$ 552,815	$ 228,683